Fair Value Measurements and Investments - Schedule of Quantitative Information about Level 3 Fair Value Measurements (Details) - Level 3	Jun. 30, 2026 year dollarsPerShare	Dec. 31, 2025 year dollarsPerShare
Discount rate | Aurora
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.100	0.100
Discount rate | OYA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.25	0.25
Degradation in Production | Aurora
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.005	0.005
Useful Life | Aurora
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input | year	26	27
Annualized Revenue Volatility | Minimum | OYA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.25	0.25
Annualized Revenue Volatility | Maximum | OYA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.75	0.75
Price Volatility | Minimum | OYA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.30	0.30
Price Volatility | Maximum | OYA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, measurement input	0.47	0.50